Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

Initial Public Offering:

On April 8, 2015, the Company closed its initial public offering (“IPO”) whereby 8,165,000 ordinary shares were sold by the Company to the public (inclusive of 1,065,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $73,519, net of underwriting discounts and commissions and offering expenses all of which have already been paid by the Company. Upon the closing of the IPO, all of the Company’s outstanding preferred shares automatically converted into 12,628,741 ordinary shares.

b.	Share option plans:

A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,769,004	$4.74	$7.19	$18,580
Granted	831,200	10.11	9.57	2,103
Exercised	(693,923)	1.38	3.65	7,821
Forfeited	(173,115)	8.03	7.59	-

Outstanding at end of year	2,733,166	$7.01	$7.78	$16,054

Exercisable at end of year	1,009,118	$4.16	$6.20	$8,775

Vested and expected to vest	2,252,262	$6.33	$7.50	$14,750

As of December 31, 2016, $8,875 in unrecognized compensation cost related to share options is expected to be recognized over a weighted average vesting period of 2.76 years.

The weighted average fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was $4.46, $7.11 and $5.64 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2016 was $4.92. The total intrinsic value of options exercised during the years ended December 31, 2014, 2015 and 2016 was $189, $5,281 and $7,822, respectively.

c.	The options outstanding as of December 31, 2016, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2015			Options exercisable at December 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-0.92	202,001	0.60	0.97	202,001	0.60	0.97
1.14-1.60	74,311	1.48	4.97	25,982	1.26	2.79
2.07-2.17	969,514	2.14	7.47	556,620	2.14	7.46
9.38-9.49	145,000	9.47	9.68	7,500	9.49	9.75
9.97-10.10	794,722	10.04	9.13	64,366	9.97	7.57
11.49-11.90	73,005	11.83	9.74	-	-	-
12.97-15.29	474,613	14.02	8.63	152,649	14.02	8.63

	2,733,166			1,009,118

 NTS

d.	The Company’s Board of Directors approved option plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each. Under the plans, options granted before 2014 generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee. Starting 2014, 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three month period for 3 years. Options that have vested are exercisable for up to 10 years from the grant date of the options to each employee.

During 2016, the Board of Directors approved an increase in the ordinary shares reserved for issuance to 4,818,862 ordinary shares. As of December 31, 2016, an aggregate of 1,401,875 ordinary shares were available for future grants.